Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Non-cancelable Contractual Obligations

Year ending December 31, (in thousands)	Discontinued Operations	Continuing Operations	Total
2025	$59,461	$9,989	$69,450
2026	16,189	260	16,449
2027	600	—	600
Total obligations	$76,250	$10,249	$86,499